Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 825,023,312.48
Previously Paid Amount	0.00
Total Fee Amount	113,935.72
Total Offset Amount	0.00
Net Fee	$ 113,935.72
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A